Borrowings (Details Textual) - Mortgage Loans on Real Estate, Loan Type [Domain] - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility, Remaining Borrowing Capacity		$ 1,500	$ 1,500	$ 1,500
Unsecured Debt		$ 6,691	$ 5,802	$ 3,239
First Financial Bank [Member]
Percentage of Each Loan on Senior Positions Of Loan			50.00%
Borrowings Floor Interest Rate			10.00%
Minimum Percentage of Commitment Amount			4.00%
Seven Kings Holdings Inc [Member]
Buying Percentage Of Loans Under Purchase Agreement	50.00%
Borrowings Interest Rate	9.00%
Purchase And Sale Agreements Description	7Kings buys loans offered to it by us, providing that their portions of the loans always total less than $1,500. 7Kings may adjust the $1,500 with notice, but such change will not cause a buyback by us.
Affiliate Loans [Member]
Interest rate			3.93%	3.71%
Weighted Average Balance Of Affiliate Borrowings			$ 32	$ 438
Maximum availability			1,500
Line of Credit Facility, Remaining Borrowing Capacity				1,500
Interest expense			$ 1	17
SF Loan [Member]
Interest rate		5.00%	5.00%
Long-term Federal Home Loan Bank Advances		$ 1,500	$ 1,500	$ 1,500
Unsecured Debt		$ 0	375
Debt Conversion, Converted Instrument, Amount			1,000
Repayments of Lines of Credit			$ 125
Notes Program [Member]
Interest rate		7.18%	7.26%	6.72%
Unsecured Debt		$ 6,691	$ 5,427	$ 1,739
Notes Program [Member] | Minimum [Member]
Debt Instrument, Term		12 years
Notes Program [Member] | Maximum [Member]
Debt Instrument, Term		48 years